Stock Based Compensation (Details) - Schedule of Early-Exercised Stock Option’s Vesting Activity - $ / shares	3 Months Ended		12 Months Ended
	Sep. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Mar. 31, 2022
Schedule of Early-Exercised Stock Option’s Vesting Activity [Abstract]
Number of Shares, Balance of unvested early-exercised stock option beginning		14,825,000	10,937,500
Weighted- Average Grant Date Fair Value per share, Balance of unvested early-exercised stock option beginning		$ 0.11	$ 0.11
Number of Shares, Vested early-exercised stock option	(10,937,500)	(175,000)	(3,887,500)
Weighted- Average Grant Date Fair Value per share, Vested early-exercised stock option	$ 0.11	$ 0.11	$ 0.11
Number of Shares, Balance of unvested early-exercised stock option ending			10,937,500
Weighted- Average Grant Date Fair Value per share, Balance of unvested early-exercised stock option ending ending			$ 0.11